Consolidated and Combined Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group
Rental Property:
Land	$ 59,481,000		$ 25,086,000	$ 25,086,000
Buildings	338,945,000		173,456,000	173,456,000
Tenant improvements	19,650,000		8,197,000	9,440,000
Building improvements	8,612,000		3,447,000	2,027,000
Less: accumulated depreciation	(23,723,000)		(19,261,000)	(14,626,000)
Total rental property, net	402,965,000		190,925,000	195,383,000
Cash and cash equivalents	13,307,000	2,200	1,567,000	2,772,000
Restricted cash	5,637,000		2,571,000	1,983,000
Tenant accounts receivable, net	4,229,000		3,725,000	3,580,000
Prepaid expenses and other assets	1,954,000		458,000	585,000
Deferred financing fees, net	2,485,000		118,000	235,000
Leasing commissions, net	158,000		133,000	32,000
Goodwill	4,923,000
Due from related parties	737,000			28,000
Deferred leasing intangibles, net	95,224,000		11,507,000	15,518,000
Total assets	531,619,000	2,200	211,004,000	220,116,000
Liabilities:
Mortgage notes payable	255,870,000		203,166,000	207,748,000
Notes payable to related party			4,384,000	4,384,000
Credit facility	0
Accounts payable, accrued expenses and other liabilities	3,253,000		2,680,000	2,352,000
Interest rate swaps	1,893,000		3,277,000	2,995,000
Tenant prepaid rent and security deposits	3,538,000
Tenant security deposits			623,000	1,294,000
Prepaid rent			581,000	770,000
Dividends payable	4,871,000
Deferred leasing intangibles, net	1,916,000		976,000	1,497,000
Due to related parties	746,000		3,653,000	597,000
Total liabilities	272,087,000		219,340,000	221,637,000
Predecessor's Owners' deficit			(8,336,000)	(1,521,000)
Common stock $0.01 par value, 100,000,000 shares authorized, 15,893,309 shares outstanding at June 30, 2011	159,000	1
Additional paid-in capital	177,906,000	2,199
Accumulated deficit	(3,903,000)
Total stockholders' and owner's deficit	174,162,000		(8,336,000)
Noncontrolling interest	85,370,000
Total equity (deficit)	259,532,000		(8,336,000)
Total liabilities and equity	$ 531,619,000	$ 2,200	$ 211,004,000	$ 220,116,000